SHARE-BASED COMPENSATION (Details 4)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Share Based Compensation Abstract
RSUs outstanding, beginning | shares	2,754,099	1,200,432
RSUs granted | shares	3,345,750	1,927,000
RSU's exercised | shares	(238,949)	(373,333)
RSUs forfeited | shares	(169,001)	0
RSUs outstanding, ending | shares	5,691,899	2,754,099
RSUs vested, ending | shares	970,670	303,810
RSUs outstanding, weighted average fair value, beginning | $ / shares	$ 0.70	$ 0.65
RSUs granted, weighted average fair value | $ / shares	.38	0.73
RSUs exercised, weighted average fair value | $ / shares	.69	0.70
RSUs forfeited, weighted average fair value | $ / shares	.59	0.00
RSUs outstanding, weighted average fair value, ending | $ / shares	.52	0.70
RSUs vested, weighted average fair value, ending | $ / shares	$ .69	$ 0.65